INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 6:-	INVENTORIES

Inventories are comprised of the following:

	December 31,
	2025	2024

Raw materials and components	$2,616	$2,182
Work-in-progress	21	658
Finished products	10,583	11,190

	$13,220	$14,030